Earnings (Loss) per Share - Anti-dilutive securities (Details) - P3 Health Partners Inc. - shares		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Potentially dilutive securities excluded from the computation of diluted net loss per share		16,290,567				13,554,998
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share		10,541,667				10,591,605
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share		277,500				227,500
Restricted Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share		5,471,400				601,614
Time-based options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share						2,134,279